Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2020	Feb. 25, 2021	Jun. 30, 2020
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	CIVB
Entity Registrant Name	Civista Bancshares, Inc.
Entity Central Index Key	0000944745
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Entity Incorporation, State or Country Code	OH
Entity File Number	001-36192
Entity Tax Identification Number	34-1558688
Entity Address, Address Line One	100 East Water Street
Entity Address, City or Town	Sandusky
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44870
City Area Code	419
Local Phone Number	625 - 4121
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes
Title of 12(b) Security	Common shares, no par value
Security Exchange Name	NASDAQ
Documents Incorporated by Reference	Portions of the registrant’s Annual Report to Shareholders for the fiscal year ended December 31, 2020 (the “2020 Annual Report”) are incorporated by reference into Parts I and II of this Form 10-K. Portions of the registrant’s Proxy Statement for the registrant’s 2021 Annual Meeting of Shareholders to be held on April 20, 2021 (the “2021 Proxy Statement”) are incorporated by reference into Part III of this Form 10-K.
Entity Common Stock, Shares Outstanding		15,847,061
Entity Public Float			$ 235,364,680